Significant Accounting Policies (Schedule Of Warranties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Balance at the beginning of the year	$ 481	$ 1,100	$ 1,274
Warranties issued during the year	202	372	991
Settlements/adjustments made during the year	(479)	(991)	(1,165)
Balance at the end of the year	$ 204	$ 481	$ 1,100